UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2014

Date of reporting period:	1/31/2014

Item 1 – Reports to Stockholders

Performance Discussion: Prudential Core Short-Term Bond Fund

During the fiscal year ended January 31, 2014, the Fund’s net asset value (NAV) trended slightly higher. The Fund once again benefitted from the ongoing historically low interest rate environment and an improving domestic economic outlook. In addition, central bankers globally reassured investors of their willingness to support the global banking system to help ailing economies, providing more comfort to the front end of the market. As a means of reducing the duration of the portfolio, the Fund did utilize interest rate swaps. These swaps did not significantly impact the Fund’s performance.

Prices and spreads predominantly held steady across most credit markets. Fund holdings in asset-backed securities backed by subprime mortgage collateral did experience continued price improvement, and were the primary driver for any uptick in the NAV.

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2013, at the beginning of the period and held through the six-month period ended January 31, 2014.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,000.70	0.01%	$0.05
Hypothetical	$1,000.00	$1,025.16	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,011.30	0.03%	$0.15
Hypothetical	$1,000.00	$1,025.05	0.03%	$0.15

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2014, and divided by the 365 days in the Fund’s fiscal year ended January 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

2

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2014

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 17.0%
Bank of America NA	0.200%	04/21/14	353,700	$353,700,000
Bank of Montreal	0.170	03/14/14	71,175	71,172,569
Bank of Montreal	0.243(a)	06/18/14	289,600	289,600,000
Bank of Nova Scotia	0.190	04/01/14	285,000	285,000,000
Bank of Nova Scotia	0.190	04/14/14	142,000	142,000,000
Bank of Nova Scotia	0.244(a)	06/19/14	181,500	181,500,000
Bank of Nova Scotia	0.409(a)	11/10/14	15,000	15,020,866
Bank of Nova Scotia	0.446(a)	03/27/14	100,000	100,031,420
Bank of Nova Scotia	0.689(a)	02/13/14	45,000	45,005,950
Bank of Nova Scotia	0.739(a)	02/10/14	45,000	45,005,033
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.100	02/04/14	90,000	90,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.200	04/14/14	270,750	270,750,000
Branch Banking & Trust Co.	0.050	02/13/14	100,000	100,000,000
Branch Banking & Trust Co.	0.100	02/06/14	200,000	200,000,000
Canadian Imperial Bank of Commerce	0.244(a)	06/13/14	223,000	223,000,000
Citibank NA	0.218(a)	06/05/14	342,700	342,700,000
Deutsche Bank AG	0.200	03/31/14	86,000	86,000,000
Deutsche Bank AG	0.230	02/28/14	213,500	213,500,000
DNB Bank ASA	0.450(a)	04/10/14	90,000	90,045,947
JPMorgan Chase Bank NA	0.280(a)	07/31/14	156,500	156,500,000
JPMorgan Chase Bank NA	0.330	02/18/14	169,000	169,000,000
Mizuho Bank Ltd.	0.210	04/15/14	25,000	24,999,493
Mizuho Bank Ltd.	0.210	04/22/14	213,500	213,500,000
Nordea Bank AB	0.175	03/24/14	228,000	228,000,000
Nordea Bank AB	0.236(a)	02/27/14	71,700	71,702,891
Norinchukin Bank	0.210	04/22/14	214,700	214,700,000
Rabobank Nederland	0.298(a)	02/07/14	50,000	50,001,015
Royal Bank of Canada	0.259(a)	10/17/14	176,700	176,700,000
Royal Bank of Canada	0.290(a)	03/26/14	67,000	67,000,000
Sumitomo Mitsui Banking Corp.	0.220	04/10/14	304,500	304,500,000
Sumitomo Mitsui Trust Bank Ltd.	0.210	04/15/14	225,000	224,990,876
Swedbank AB	0.070	02/04/14	239,250	239,250,000
Swedbank AB	0.070	02/07/14	115,000	115,000,000
Toronto-Dominion Bank (The)	0.130	03/06/14	158,000	158,000,000
Toronto-Dominion Bank (The)	0.130	03/07/14	67,000	67,000,000
Toronto-Dominion Bank (The)	0.228(a)	07/26/14	277,600	277,600,000
Wells Fargo Bank NA	0.207(a)	08/20/14	80,000	80,000,000
Wells Fargo Bank NA	0.210	03/27/14	162,000	162,000,000
Wells Fargo Bank NA	0.210(a)	07/11/14	47,000	47,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT (Continued)
Wells Fargo Bank NA	0.215%(a)	03/07/14	100,000	$100,000,000
Wells Fargo Bank NA	0.232(a)	12/09/14	230,650	230,650,000

				6,522,126,060

COMMERCIAL PAPER 17.0%
ABN AMRO Funding USA LLC, 144A	0.210(b)	04/07/14	87,700	87,666,747
ABN AMRO Funding USA LLC, 144A	0.210(b)	04/08/14	128,000	127,950,720
ABN AMRO Funding USA LLC, 144A	0.240(b)	03/03/14	49,000	48,990,200
BHP Billiton Finance (USA) Ltd., 144A	0.150(b)	02/18/14	27,050	27,048,084
Caisse Centrale Desjardins du Quebec, 144A	0.235(b)	03/18/14	50,000	49,985,313
Caisse Centrale Desjardins du Quebec, 144A	0.247(a)	01/23/15	100,000	100,000,000
Caisse Centrale Desjardins du Quebec, 144A	0.257(a)	10/23/14	120,000	120,000,000
CDP Financial, Inc., 144A	0.150(b)	04/14/14	31,000	30,990,700
CDP Financial, Inc., 144A	0.150(b)	04/15/14	50,000	49,984,792
CDP Financial, Inc., 144A	0.150(b)	04/22/14	43,000	42,985,667
CDP Financial, Inc., 144A	0.155(b)	04/28/14	45,000	44,983,338
CPPIB Capital, Inc., 144A	0.140(b)	02/04/14	70,000	69,979,583
CPPIB Capital, Inc., 144A	0.140(b)	04/25/14	84,000	83,972,887
CPPIB Capital, Inc., 144A	0.140(b)	04/28/14	52,800	52,782,341
DNB Bank ASA, 144A	0.240(a)	06/11/14	174,000	174,000,000
DNB Bank ASA, 144A	0.248(a)	11/07/14	139,000	139,000,000
DNB Bank ASA, 144A	0.252(a)	01/16/15	287,000	287,000,000
DNB Bank ASA, 144A	0.266(a)	09/10/14	204,000	204,000,000
Electricite de France, 144A	0.140(b)	03/17/14	34,151	34,145,156
HSBC Bank PLC, 144A	0.226(b)	01/30/15	213,000	213,000,000
HSBC Bank PLC, 144A	0.304(a)	05/23/14	65,000	65,000,000
HSBC Bank PLC, 144A	0.740(a)	05/07/14	75,000	75,000,000
ING (U.S.) Funding LLC	0.220(b)	02/24/14	132,700	132,681,348
ING (U.S.) Funding LLC	0.220(b)	02/25/14	49,600	49,592,725
ING (U.S.) Funding LLC	0.220(b)	03/03/14	40,000	39,992,667
ING (U.S.) Funding LLC	0.220(b)	03/06/14	47,000	46,990,522
International Bank for Reconstruction & Development	0.100(b)	03/24/14	273,000	272,961,325
International Bank for Reconstruction & Development	0.100(b)	04/01/14	282,000	281,954,832
International Bank for Reconstruction & Development	0.110(b)	04/07/14	436,000	435,913,406
International Finance Corp.	0.070(b)	03/13/14	38,000	37,997,044
International Finance Corp.	0.080(b)	04/17/14	76,000	75,987,333

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
International Finance Corp.	0.085%(b)	04/09/14	74,000	$73,988,294
International Finance Corp.	0.090(b)	04/28/14	85,000	84,981,725
International Finance Corp.	0.100(b)	03/07/14	44,000	43,995,844
International Finance Corp.	0.110(b)	02/19/14	77,700	77,695,727
JP Morgan Securities LLC, 144A	0.300(b)	04/21/14	105,000	104,930,875
JP Morgan Securities LLC, 144A	0.357(a)	11/18/14	170,000	170,000,000
JP Morgan Securities LLC, 144A	0.359(a)	12/16/14	170,000	170,000,000
Nordea Bank AB, 144A	0.250(b)	02/18/14	50,000	49,994,097
Ontario (Province of)	0.080(b)	02/03/14	105,000	104,999,533
Philip Morris International, Inc., 144A	0.120(b)	03/05/14	145,000	144,984,533
Philip Morris International, Inc., 144A	0.120(b)	03/07/14	125,000	124,985,833
Philip Morris International, Inc., 144A	0.120(b)	03/11/14	44,000	43,994,427
Philip Morris International, Inc., 144A	0.130(b)	03/13/14	50,000	49,992,778
Philip Morris International, Inc., 144A	0.150(b)	03/26/14	75,000	74,983,438
Philip Morris International, Inc., 144A	0.150(b)	03/27/14	75,000	74,983,124
PNC Bank NA	0.240(b)	07/07/14	160,000	159,833,600
PNC Bank NA	0.301(b)	08/25/14	294,600	294,096,725
PSP Capital, Inc., 144A	0.130(b)	03/20/14	34,300	34,294,179
PSP Capital, Inc., 144A	0.140(b)	05/01/14	50,000	49,982,694
PSP Capital, Inc., 144A	0.150(b)	02/19/14	43,000	42,983,338
PSP Capital, Inc., 144A	0.150(b)	04/07/14	50,000	49,986,458
PSP Capital, Inc., 144A	0.150(b)	04/14/14	30,000	29,991,600
PSP Capital, Inc., 144A	0.150(b)	04/15/14	50,000	49,984,792
Sanofi Aventis, 144A	0.120(b)	03/31/14	84,500	84,483,663
Skandinaviska Enskilda Banken AB, 144A	0.175(b)	04/16/14	188,000	187,932,372
State Street Corp	0.140(b)	05/01/14	75,000	74,974,042
State Street Corp.	0.160(b)	02/25/14	179,500	179,480,853
Total Capital Canada Ltd, 144A	0.055(b)	02/04/14	219,000	218,998,996
Toyota Motor Credit Corp.	0.150(b)	02/12/14	165,655	165,647,407

				6,519,717,677

CORPORATE BONDS 1.5%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	6.125	02/17/14	62,500	62,658,127
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.375(a)	03/20/14	9,728	9,729,577
Sr. Unsec’d. Notes, MTN	0.870(a)	04/07/14	76,310	76,400,002
MetLife Institutional Funding II, Sec’d. Notes, 144A	1.143(a)	04/04/14	14,700	14,723,061

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)
National Australia Bank, Sr. Unsec’d. Notes, GMTN, 144A	0.246%(a)	09/25/14	90,000	$90,000,000
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	0.244(a)	09/19/14	40,000	40,000,000
Sr. Unsec’d. Notes, 144A	1.185(a)	07/25/14	12,000	12,055,584
New York Life Global Funding, Sec’d. Notes, 144A	0.284(a)	09/19/14	36,000	36,018,008
Svenska Handelsbanken AB, Sr. Unsec’d. Notes	0.423(a)	10/06/14	163,800	163,985,575
Westpac Banking Corp., Sr. Unsec’d Notes, 144A	0.977(a)	03/31/14	72,500	72,589,964

				578,159,898

MUNICIPAL BONDS 0.4%
Houston, Texas Utility Sys. Rev., Adj. Rfdg., VRDN	0.040(a)	05/15/34	28,950	28,949,453
University of Texas Permanent Univ. Fund	0.090	03/19/14	5,000	5,000,000
University of Texas Permanent Univ. Fund	0.100	02/11/14	15,000	15,000,000
University of Texas Permanent Univ. Fund	0.100	02/14/14	12,500	12,500,000
University of Texas Permanent Univ. Fund	0.110	02/12/14	15,000	14,999,863
University of Texas Permanent Univ. Fund	0.130	05/05/14	25,000	24,996,128
University of Texas Permanent Univ. Fund	0.140	06/02/14	25,000	24,994,964
University of Texas Permanent Univ. Fund Syst., Series A, VRDN	0.030(a)	07/01/37	13,250	13,249,898
University of Texas Sys.	0.120	02/12/14	17,200	17,200,000
University of Texas Sys. Rev., Rfdg., Series B, VRDN	0.030(a)	08/01/33	15,430	15,430,000

				172,320,306

OTHER CORPORATE OBLIGATIONS 3.6%
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.404(a)	09/19/14	102,420	102,517,262
Sr. Sec’d. Notes, 144A	0.867(a)	07/09/14	120,210	120,548,515
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.473(a)	01/06/15	200,000	200,422,648
Sr. Unsec’d. Notes, MTN	0.538(a)	04/17/14	181,146	181,257,857
Toronto-Dominion Bank, Sr. Unsec’d. Notes	0.542(a)	07/14/14	60,770	60,860,239

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
OTHER CORPORATE OBLIGATIONS (Continued)
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.239%(a)	10/08/14	228,250	$228,250,000
Sr. Unsec’d. Notes, MTN	0.250(a)	04/07/14	157,700	157,700,000
Sr. Unsec’d. Notes, MTN	0.339(a)	01/15/15	10,000	10,008,256
Unsec’d. Notes, MTN	0.242(a)	01/14/15	161,700	161,700,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.403(a)	06/01/14	165,000	167,797,729

				1,391,062,506

TIME DEPOSITS 8.9%
Australia & New Zealand Banking Group Ltd.	0.230	03/03/14(f)	335,000	335,000,000
Australia & New Zealand Banking Group Ltd.	0.230	03/18/14(f)	464,000	464,000,000
Australia & New Zealand Banking Group Ltd.	0.230	03/19/14(f)	150,000	150,000,000
Branch Banking & Trust Company	0.050	02/06/14	250,000	250,000,000
Credit Agricole SA	0.100	02/03/14	341,000	341,000,000
Natixis	0.100	02/03/14	394,000	394,000,000
Svenska Handelsbanken	0.040	02/03/14	120,000	120,000,000
U.S. Bank National Association	0.110	02/03/14	530,444	530,444,000
U.S. Bank National Association	0.150	02/03/14	480,435	480,435,000
U.S. Bank National Association	0.150	02/06/14	344,250	344,250,000

				3,409,129,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 32.7%
Federal Farm Credit Bank	0.158(a)	03/26/15	25,000	25,010,464
Federal Home Loan Bank	0.040(b)	03/18/14 - 03/25/14	925,000	924,949,311
Federal Home Loan Bank	0.050(b)	03/04/14	119,100	119,094,872
Federal Home Loan Bank	0.060(b)	02/10/14 - 04/16/14	738,000	737,950,454
Federal Home Loan Bank	0.064(b)	02/28/14	71,900	71,896,561
Federal Home Loan Bank	0.070(b)	03/12/14 - 04/09/14	615,000	614,926,685
Federal Home Loan Bank	0.070	04/02/14	25,000	24,999,135
Federal Home Loan Bank	0.071(b)	02/19/14	124,600	124,595,554
Federal Home Loan Bank	0.072(b)	03/26/14	475,000	474,951,328
Federal Home Loan Bank	0.074(b)	02/07/14 - 05/02/14	2,090,600	2,090,342,489
Federal Home Loan Bank	0.075(b)	02/14/14 - 04/25/14	401,000	400,952,535
Federal Home Loan Bank	0.076(b)	03/19/14	560,000	559,943,522
Federal Home Loan Bank	0.080(b)	03/17/14	122,000	121,988,071

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.082%(a)	06/18/14 - 07/18/14	576,000	$576,000,000
Federal Home Loan Bank	0.088(a)	06/27/14	25,000	25,000,636
Federal Home Loan Bank	0.090(b)	03/21/14	549,850	549,783,689
Federal Home Loan Bank	0.092(b)	04/04/14	486,000	485,922,996
Federal Home Loan Bank	0.097(a)	08/21/14 - 11/18/14	106,500	106,488,499
Federal Home Loan Bank	0.100(a)	05/15/14 - 08/12/14	736,000	735,982,409
Federal Home Loan Bank	0.102(a)	05/09/14 - 08/20/14	766,000	765,998,437
Federal Home Loan Bank	0.107(a)	02/28/14 - 12/19/14	798,700	798,654,867
Federal Home Loan Bank	0.108(a)	12/08/14 - 03/26/15	529,600	529,592,958
Federal Home Loan Bank	0.110(a)	05/01/14 - 12/12/14	160,000	159,991,705
Federal Home Loan Bank	0.111(a)	07/10/14	209,650	209,645,180
Federal Home Loan Bank	0.118(a)	02/25/14 - 04/04/14	242,000	241,998,414
Federal Home Loan Bank	0.120	06/30/14	75,000	74,998,073
Federal Home Loan Bank	0.122(a)	12/09/14	273,700	273,700,000
Federal Home Loan Bank	0.142(a)	11/18/14	253,000	252,989,887
Federal Home Loan Bank	1.530(b)	02/12/14	339,000	338,992,422
Federal Home Loan Mortgage Corp.	0.100(b)	02/04/14	50,000	49,999,583
Federal National Mortgage Association	0.137(a)	06/20/14	55,000	55,005,364
Federal National Mortgage Association	2.750	02/05/14	13,099	13,102,700

				12,535,448,800

U.S. TREASURY OBLIGATIONS 10.1%
U.S. Treasury Bills	0.040(b)	03/06/14	215,000	214,992,117
U.S. Treasury Bills	0.050(b)	02/06/14	222,335	222,333,456
U.S. Treasury Bills	0.070(b)	02/13/14	246,700	246,694,244
U.S. Treasury Bills	0.083(b)	02/20/14	291,500	291,487,308
U.S. Treasury Notes	0.250	02/28/14 - 03/31/14	802,800	803,020,014
U.S. Treasury Notes	1.250	02/15/14 - 03/15/14	1,009,700	1,010,412,841
U.S. Treasury Notes	1.750	03/31/14	419,500	420,614,025
U.S. Treasury Notes	1.875	02/28/14 - 04/30/14	661,000	662,374,695

				3,871,928,700

REPURCHASE AGREEMENTS(h) 9.4%
Barclays Capital, Inc. 0.03%, dated 01/30/14, due 02/06/14 in the amount of $439,060,561			439,058	439,058,000

See Notes to Financial Statements.

8

Description	Principal Amount(000)#	Value (Note 1)
REPURCHASE AGREEMENTS (Continued)
BNP Paribas Securities Corp. 0.04%, dated 01/31/14, due 02/03/14 in the amount of $100,000,333	100,000	$100,000,000
Deutsche Bank Securities, Inc. 0.03%, dated 01/31/14, due 02/03/14 in the amount of $372,939,932	372,939	372,939,000
0.04%, dated 01/31/14, due 02/07/14 in the amount of $427,325,324	427,322	427,322,000
Federal Reserve Bank of New York 0.03%, dated 01/31/14, due 02/03/14 in the amount of $600,001,500	600,000	600,000,000
Goldman Sachs & Co. 0.03%, dated 01/31/14, due 02/03/14 in the amount of $166,772,417	166,772	166,772,000
HSBC Securities (USA), Inc. 0.03%, dated 01/31/14, due 02/03/14 in the amount of $215,000,538	215,000	215,000,000
Morgan Stanley & Co., Inc. 0.03%, dated 01/28/14, due 02/04/14 in the amount of $454,002,648	454,000	454,000,000
0.03%, dated 01/31/14, due 02/07/14 in the amount of $427,252,492	427,250	427,250,000
RBS Securities, Inc. 0.03%, dated 01/30/14, due 02/03/14 in the amount of $400,001,333	400,000	400,000,000

		3,602,341,000

TOTAL INVESTMENTS 100.6% (amortized cost $38,602,233,947)(g)		38,602,233,947
Liabilities in excess of other assets (0.6)%		(213,136,635)

NET ASSETS 100.0%		$38,389,097,312

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of January 31, 2014 continued

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

MTN—Medium Term Note

VRDN—Variable Rate Demand Notes

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(h)	Repurchase agreements are collateralized by the following U.S. Government and U.S. Treasury securities, with the aggregate value, including accrued interest, of $3,662,393,314.

Issue	Coupon Rate	Maturity Dates
FNMA	0.00% - 6.50%	06/01/15 - 01/01/44
FHLB	0.00% - 3.30%	02/03/14 - 08/08/35
FHLMC	0.00% - 8.00%	07/01/23 - 01/01/44
GNMA	0.00% - 5.46%	04/15/25 - 01/20/62
U.S. Treasury Notes	0.00% - 3.88%	10/31/17 - 05/15/22

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$6,522,126,060	$—
Commercial Paper	—	6,519,717,677	—
Corporate Bonds	—	578,159,898	—
Municipal Bonds	—	172,320,306	—

See Notes to Financial Statements.

10

	Level 1	Level 2	Level 3
Other Corporate Obligations	$—	$1,391,062,506	$—
Time Deposits	—	3,409,129,000	—
U.S. Government Agency Obligations	—	12,535,448,800	—
U.S. Treasury Obligations	—	3,871,928,700	—
Repurchase Agreements	—	3,602,341,000	—

Total	$—	$38,602,233,947	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 was as follows:

U.S. Government Agency Obligations	32.7%
Certificates of Deposit	17.0
Commercial Paper	17.0
U.S. Treasury Obligations	10.1
Repurchase Agreements	9.4
Time Deposits	8.9
Other Corporate Obligations	3.6
Corporate Bonds	1.5%
Municipal Bonds	0.4

100.6
Liabilities in excess of other assets	(0.6)

100.0%

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar arrangements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Repurchase agreements	$3,602,341,000	$—	$—	$3,602,341,000
Collateral Amounts Pledged/(Received):
Repurchase Agreements				(3,602,341,000)

Net Amount				$—

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Prudential Core Taxable Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2014

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated Investments	$34,999,892,947
Repurchase Agreements	3,602,341,000
Interest receivable	24,510,795
Prepaid expenses	76,393

Total assets	38,626,821,135

Liabilities
Payable for investments purchased	232,998,933
Dividends payable	4,416,568
Management fee payable	169,923
Accrued expenses	61,092
Payable to custodian	60,640
Affiliated transfer agent fee payable	16,667

Total liabilities	237,723,823

Net Assets	$38,389,097,312

Net assets were comprised of:
Shares of beneficial interest, at par	$38,389,101
Paid-in capital in excess of par	38,350,690,294

38,389,079,395
Undistributed net investment income	17,917

Net Assets, January 31, 2014	$38,389,097,312

Net asset value and redemption price per share ($38,389,097,312 ÷ 38,389,100,522 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

12

Prudential Core Taxable Money Market Fund

Statement of Operations

Year Ended January 31, 2014

Net Investment Income
Income
Interest income (net of foreign witholding taxes of $56,882)	$56,965,713

Expenses
Management fee	1,847,181
Insurance expenses	162,000
Custodian’s fees and expenses	156,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000) (Note 3)	102,000
Audit fee	23,000
Legal fees and expenses	19,000
Trustees’ fees	11,000
Shareholders’ reports	6,000
Miscellaneous	29,904

Total expenses	2,356,085

Net investment income	54,609,628

Realized Gain On Investments
Net realized gain on investment transactions	958,514

Net Increase In Net Assets Resulting From Operations	$55,568,142

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Prudential Core Taxable Money Market Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2014	2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$54,609,628	$71,130,126
Net realized gain on investment transactions	958,514	988,733

Net increase in net assets resulting from operations	55,568,142	72,118,859

Dividends and distributions from net investment income and net realized gains (Note 1)	(55,563,341)	(72,132,423)

Fund share transactions (Note 6)
Net proceeds from shares sold	293,351,753,554	273,453,130,892
Net asset value of shares issued in reinvestment of dividends	56,367,576	71,881,967
Cost of shares reacquired	(288,153,406,333)	(271,709,910,377)

Net increase in net assets from Fund share transactions	5,254,714,797	1,815,102,482

Total increase	5,254,719,598	1,815,088,918

Net Assets:
Beginning of year	33,134,377,714	31,319,288,796

End of year(a)	$38,389,097,312	$33,134,377,714

(a) Includes undistributed net investment income of:	$17,917	$13,116

See Notes to Financial Statements.

14

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 94.6%

ASSET-BACKED SECURITIES 38.2%

Non-Residential Mortgage-Backed Securities 23.1%
Ally Auto Receivables Trust,
Series 2010-5, Class A4	1.750%	03/15/16	3,269	$3,287,618
Series 2012-1, Class A3	0.930	02/15/16	6,884	6,902,074
Series 2012-2, Class A3	0.740	04/15/16	9,741	9,758,223
Series 2013-1, Class A3	0.630	05/15/17	8,400	8,406,619
Series 2013-2, Class A3	0.790	01/15/18	5,000	5,001,700
Series 2013-SN1, Class A2	0.520	05/20/15	5,902	5,901,875
American Express Credit Account Master Trust,
Series 2008-6, Class A	1.360(a)	02/15/18	18,033	18,316,443
Series 2012-2, Class A	0.680	03/15/18	600	601,693
Series 2012-3, Class A	0.310(a)	03/15/18	20,700	20,696,771
Series 2013-1, Class A	0.580(a)	02/16/21	27,800	27,894,131
Series 2013-3, Class A	0.980	05/15/19	4,250	4,251,352
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.400(a)	05/15/20	18,000	17,939,628
BA Credit Card Trust,
Series 2007-A1, Class A1	5.170	06/15/19	2,500	2,796,225
Series 2007-A3, Class A3	0.180(a)	11/15/16	1,000	999,811
Series 2007-A4, Class A4	0.200(a)	11/15/19	21,227	20,993,949
Bank of America Auto Trust, Series 2012-1, Class A3	0.780	06/15/16	8,593	8,612,566
CarMax Auto Owner Trust,
Series 2011-3, Class A3	1.070	06/15/16	6,637	6,654,698
Series 2012-1, Class A3	0.890	09/15/16	9,084	9,108,116
Series 2013-1, Class A2	0.420	03/15/16	5,946	5,947,372
Series 2013-2, Class A3	0.640	01/16/18	15,000	14,997,645
Chase Issuance Trust,
Series 2007-A2, Class A2	0.210(a)	04/15/19	2,450	2,432,730
Series 2007-A3, Class A3	5.230	04/15/19	22,846	25,673,764
Series 2012-A9, Class A9	0.310(a)	10/15/17	40,925	40,896,230
Series 2013-A6, Class A6	0.580(a)	07/15/20	20,000	20,037,140
Series 2014-A1, Class A	1.150	01/15/19	2,000	2,004,364
Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A2, 144A	0.610	11/15/16	17,000	17,008,602

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	15

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Citibank Credit Card Issuance Trust,
Series 2005-A9, Class A9	5.100%	11/20/17	6,805	$7,347,944
Series 2006-A3, Class A3	5.300	03/15/18	15,061	16,496,434
Series 2007-A8, Class A8	5.650	09/20/19	6,030	6,929,085
Series 2013-A2, Class A2	0.438(a)	05/24/18	18,800	18,759,824
Series 2013-A4, Class A4	0.578(a)	07/24/20	10,000	10,022,430
Series 2013-A6, Class A6	1.320	09/07/18	15,000	15,148,695
Series 2013-A11, Class A11	0.405(a)	02/07/18	10,000	10,015,120
Discover Card Execution Note Trust,
Series 2010-A2, Class A2	0.740(a)	03/15/18	25,225	25,390,854
Series 2011-A3, Class A	0.370(a)	03/15/17	2,000	2,000,504
Series 2012-A1, Class A1	0.810	08/15/17	3,650	3,665,268
Series 2012-A3, Class A3	0.860	11/15/17	1,500	1,506,572
Series 2012-A5, Class A5	0.360(a)	01/15/18	21,500	21,503,526
Series 2013-A3, Class A3	0.340(a)	10/15/18	23,200	23,163,646
Series 2014-A1, Class A1	0.588(a)	07/15/21	11,300	11,311,198
Ford Credit Auto Lease Trust, Series 2013-A, Class A2	0.460	05/15/15	10,841	10,838,524
Ford Credit Auto Owner Trust,
Series 2012-A, Class A2	0.480	11/15/16	10,000	10,004,510
Series 2012-A, Class A3	0.840	08/15/16	4,372	4,380,998
Series 2012-B, Class A3	0.720	12/15/16	4,947	4,956,176
Series 2012-D, Class A3	0.510	04/15/17	7,900	7,903,847
Series 2013-B, Class A3	0.570	10/15/17	7,100	7,107,320
GE Business Loan Trust,
Series 2003-2A, Class A, 144A	0.530(a)	11/15/31	3,705	3,546,800
Series 2004-2A, Class A, 144A	0.380(a)	12/15/32	4,046	3,839,183
Series 2006-2A, Class A, 144A	0.340(a)	11/15/34	6,982	6,405,538
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A	0.460(a)	06/15/18	50,000	49,986,850
GE Equipment Small Ticket LLC,
Series 2012-1A, Class A3, 144A	1.040	09/21/15	3,700	3,710,841
Series 2013-1A, Class A2, 144A	0.730	01/24/16	12,000	12,015,852
Honda Auto Receivables Owner Trust,
Series 2012-1, Class A3	0.770	01/15/16	5,915	5,928,789
Series 2013-2, Class A3	0.530	02/16/17	17,700	17,704,885
Series 2013-3, Class A2	0.540	01/15/16	13,000	13,013,936

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Hyundai Auto Receivables Trust, Series 2014-A, Class A2	0.740%	01/16/17	8,000	$7,999,863
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A2	0.490	06/15/15	34,927	34,935,424
Series 2013-B, Class A2	0.530	09/15/15	14,000	13,999,468
Nissan Auto Lease Trust,
Series 2013-A, Class A2B	0.290(a)	09/15/15	23,879	23,870,175
Series 2013-B, Class A2B	0.430(a)	01/15/16	4,800	4,801,411
Nissan Auto Receivables Owner Trust,
Series 2011-B, Class A3	0.950	02/15/16	10,485	10,520,282
Series 2012-A, Class A3	0.730	05/15/16	2,100	2,105,385
Porsche Innovative Lease Owner Trust, Series 2013-1, Class A2, 144A	0.540	01/22/16	18,300	18,308,894
SLM Student Loan Trust,
Series 2013-6, Class A1	0.438(a)	02/25/19	17,118	17,124,844
Series 2014-1, Class A1	0.441(a)	05/25/19	16,000	16,001,648
TAL Advantage LLC, Series 2006-1A, Class Note, 144A	0.347(a)	04/20/21	2,250	2,222,035
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630	12/21/15	13,000	13,009,009
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3	0.850	08/22/16	22,499	22,563,955
World Omni Auto Receivables Trust,
Series 2013-A, Class A3	0.640	04/16/18	3,600	3,600,752
Series 2013-B, Class A3	0.830	08/15/18	20,500	20,523,821
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	0.710	01/15/15	380	380,239

				853,693,693

Residential Mortgage-Backed Securities 15.1%
ABFC Trust,
Series 2003-AHL1, Class A1	4.184	03/25/33	606	597,303
Series 2003-OPT1, Class A3	0.838(a)	04/25/33	993	930,333
Series 2004-HE1, Class M1	1.058(a)	03/25/34	1,415	1,300,567
Series 2004-OPT5, Class A4	1.408(a)	06/25/34	7,986	7,599,266

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.508%(a)	01/25/35	1,917	$1,861,596
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2	2.708(a)	11/25/33	144	120,811
Series 2003-OP1, Class M1	1.208(a)	12/25/33	3,105	2,919,681
Series 2004-FM1, Class M1	1.058(a)	09/25/33	642	597,566
Series 2004-OP1, Class M1	0.938(a)	04/25/34	5,449	5,086,718
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-2, Class A1	0.758(a)	06/25/34	263	259,328
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	1.508(a)	02/25/33	9,377	8,853,529
Series 2003-8, Class M1	1.208(a)	10/25/33	4,178	3,786,175
Series 2003-9, Class AV2	0.838(a)	09/25/33	404	394,738
Series 2003-11, Class AV2	0.898(a)	12/25/33	509	490,750
Series 2003-12, Class M1	1.283(a)	01/25/34	757	705,544
Series 2004-R3, Class A4	0.608(a)	05/25/34	26	25,561
Series 2004-R6, Class A1	0.578(a)	07/25/34	3,033	2,856,287
Series 2004-R8, Class M1	1.118(a)	09/25/34	15,240	14,995,840
Series 2005-R3, Class A1B	0.418(a)	05/25/35	1,231	1,222,325
Series 2005-R9, Class AF4	4.628	11/25/35	1,453	1,449,837
Series 2005-R9, Class AF5	4.628	11/25/35	1,808	1,667,274
Series 2005-R11, Class A2D	0.488(a)	01/25/36	269	263,431
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	1.958(a)	07/25/32	103	63,995
Argent Securities, Inc.,
Series 2003-W2, Class M4	5.783(a)	09/25/33	1,000	932,846
Series 2003-W3, Class M2	2.858(a)	09/25/33	12,586	11,787,613
Series 2003-W5, Class M1	1.208(a)	10/25/33	100	96,251
Series 2003-W7, Class A2	0.938(a)	03/25/34	266	246,935
Series 2004-W6, Class M1	0.708(a)	05/25/34	1,195	1,161,756
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-W4, Class M1	1.358(a)	10/25/33	4,580	4,454,855
Series 2004-W5, Class M1	1.058(a)	04/25/34	453	424,827
Series 2004-W6, Class AV2	0.608(a)	05/25/34	488	463,084

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2004-W7, Class M1	0.983%(a)	05/25/34	18,431	$17,385,452
Series 2004-W8, Class A2	1.118(a)	05/25/34	219	216,143
Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	1.028(a)	07/25/34	912	842,144
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE5, Class M2	3.010(a)	09/15/33	416	336,332
Series 2003-HE6, Class A2	0.838(a)	11/25/33	193	179,454
Series 2004-HE1, Class M1	1.210(a)	01/15/34	1,765	1,694,261
Series 2004-HE2, Class M1	0.983(a)	04/25/34	360	335,814
Series 2004-HE3, Class M1	0.968(a)	06/25/34	411	382,903
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE7, Class M1	1.058(a)	08/25/34	4,738	4,436,208
Series 2004-HE10, Class M1	1.133(a)	12/25/34	1,216	1,131,650
Bear Stearns Asset-Backed Securities Trust,
Series 2003-3, Class M1	0.978(a)	06/25/43	1,159	979,744
Series 2004-1, Class M1	0.808(a)	06/25/34	4,030	3,769,066
Series 2004-HE2, Class M1	1.058(a)	03/25/34	7,087	6,618,826
CDC Mortgage Capital Trust,
Series 2003-HE3, Class M1	1.208(a)	11/25/33	5,240	4,867,345
Series 2003-HE4, Class M1	1.133(a)	03/25/34	1,794	1,686,003
Chase Funding Trust,
Series 2002-2, Class 2A1	0.658(a)	05/25/32	404	381,554
Series 2003-1, Class 2A2	0.818(a)	11/25/32	655	618,451
Series 2003-2, Class 2A2	0.718(a)	02/25/33	423	395,907
Citicorp Residential Mortgage Trust, Series 2007-2, Class M3	5.870	06/25/37	5,560	552,380
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-OPT1, Class A2	0.878(a)	10/25/34	507	507,013
Series 2005-HE3, Class M1	0.618(a)	09/25/35	1,923	1,863,245
Conseco Finance Corp., Series 2001-C, Class M1	0.860(a)	08/15/33	764	721,063
Countrywide Asset-Backed Certificates,
Series 2002-3, Class M1	1.283(a)	03/25/32	159	147,975
Series 2003-2, Class 3A	0.658(a)	08/26/33	774	689,312
Series 2003-BC4, Class M1	1.208(a)	07/25/33	362	339,867
Series 2004-1, Class M1	0.915(a)	03/25/34	1,570	1,489,484

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2004-ECC1, Class M1	1.103%(a)	11/25/34	3,365	$3,127,315
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2001-HE17, Class A1	0.778(a)	01/25/32	1,722	1,598,310
Series 2001-HE25, Class M1	1.758(a)	03/25/32	519	485,271
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M1	1.178(a)	11/25/33	1,284	1,217,284
Series 2004-CB3, Class M1	0.938(a)	03/25/34	623	578,690
Equifirst Mortgage Loan Trust,
Series 2003-1, Class M2	3.008(a)	12/25/32	137	95,613
Series 2004-2, Class M1	0.983(a)	10/25/34	1,909	1,809,569
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860(a)	08/25/33	113	111,908
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.028(a)	11/25/34	11,482	10,489,680
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	0.878(a)	08/25/34	451	417,907
First NLC Trust, Series 2005-2, Class M1	0.638(a)	09/25/35	2,500	2,323,728
Fremont Home Loan Trust,
Series 2003-B, Class M1	1.208(a)	12/25/33	714	674,638
Series 2004-1, Class M1	0.833(a)	02/25/34	2,015	1,823,109
Series 2004-2, Class M1	1.013(a)	07/25/34	853	733,813
Series 2004-B, Class M1	1.028(a)	05/25/34	5,754	5,292,103
Series 2004-C, Class M1	1.133(a)	08/25/34	7,258	6,526,431
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	0.518(a)	10/25/35	1,743	1,667,046
GSAMP Trust,
Series 2003-FM1, Class M2	2.932(a)	03/20/33	129	106,811
Series 2004-FM1, Class M1	1.133(a)	11/25/33	8,840	8,590,371
Series 2004-FM1, Class M2	2.258(a)	11/25/33	180	163,175
Series 2004-NC1, Class M1	0.983(a)	03/25/34	3,559	3,320,008
Home Equity Asset Trust,
Series 2002-3, Class M1	1.508(a)	02/25/33	1,075	1,022,123
Series 2002-4, Class M1	1.658(a)	03/25/33	997	950,171

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2003-2, Class M1	1.478%(a)	08/25/33	1,848	$1,780,318
Series 2003-3, Class M1	1.448(a)	08/25/33	2,094	1,962,066
Series 2003-4, Class M1	1.358(a)	10/25/33	9,698	8,947,766
Series 2003-8, Class M1	1.238(a)	04/25/34	810	763,924
Series 2004-1, Class M1	1.103(a)	06/25/34	14,397	13,355,483
Series 2004-2, Class M1	0.953(a)	07/25/34	4,045	3,756,073
Series 2004-3, Class M1	1.013(a)	08/25/34	2,754	2,574,530
Series 2005-3, Class M2	0.818(a)	08/25/35	467	466,037
Series 2005-5, Class M1	0.638(a)	11/25/35	2,582	2,556,788
Hong Kong & Shanghi Bank Home Equity Loan Trust, Series 2007-2, Class A4	0.457(a)	07/20/36	400	377,644
HSBC Home Equity Loan Trust,
Series 2005-3, Class A1	0.417(a)	01/20/35	164	162,945
Series 2006-1, Class M1	0.437(a)	01/20/36	8,741	8,567,392
Series 2006-1, Class M2	0.457(a)	01/20/36	785	746,494
Series 2006-2, Class M1	0.427(a)	03/20/36	3,587	3,496,772
Series 2006-2, Class M2	0.447(a)	03/20/36	5,286	5,147,620
Series 2006-3, Class A4	0.397(a)	03/20/36	7,997	7,755,011
Series 2007-1, Class AS	0.357(a)	03/20/36	507	496,663
Series 2007-1, Class M1	0.537(a)	03/20/36	430	402,329
Series 2007-2, Class M2	0.527(a)	07/20/36	1,000	855,972
Series 2007-3, Class A4	1.657(a)	11/20/36	5,360	5,185,870
Series 2007-3, Class M2	2.657(a)	11/20/36	3,500	3,361,824
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.408(a)	03/25/36	1,400	1,079,502
Long Beach Mortgage Loan Trust,
Series 2003-3, Class M1	1.283(a)	07/25/33	2,055	1,909,532
Series 2003-4, Class M1	1.178(a)	08/25/33	3,178	2,983,754
Series 2004-1, Class M1	0.908(a)	02/25/34	29,430	27,563,255
Series 2004-2, Class M1	0.688(a)	06/25/34	9,892	9,334,404
Series 2004-3, Class M1	1.013(a)	07/25/34	11,017	10,574,346
MASTR Asset-Backed Securities Trust,
Series 2004-OPT2, Class A1	0.858(a)	09/25/34	806	745,040
Series 2004-OPT2, Class A2	0.858(a)	09/25/34	170	158,665
Series 2004-WMC3, Class M1	0.983(a)	10/25/34	2,056	1,926,134

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC2, Class M2	3.008%(a)	02/25/34	277	$285,023
Series 2004-HE2, Class A1A	0.558(a)	08/25/35	51	47,951
Series 2004-HE2, Class M1	0.958(a)	08/25/35	1,424	1,349,920
Series 2004-WMC1, Class M2	1.815(a)	10/25/34	2,392	2,113,610
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC6, Class M1	1.658(a)	11/25/32	769	720,583
Series 2003-HE1, Class M1	1.358(a)	05/25/33	3,257	3,038,347
Series 2003-NC5, Class M1	1.433(a)	04/25/33	5,806	5,617,061
Series 2003-NC5, Class M3	3.608(a)	04/25/33	225	130,194
Series 2003-NC8, Class M1	1.208(a)	09/25/33	2,280	2,151,802
Series 2003-NC8, Class M2	2.783(a)	09/25/33	236	195,780
Series 2003-NC10, Class M1	1.178(a)	10/25/33	525	492,965
Series 2004-HE1, Class A4	0.898(a)	01/25/34	1,253	1,213,418
Series 2004-HE5, Class M1	1.103(a)	06/25/34	1,531	1,430,501
Series 2004-HE7, Class M1	1.058(a)	08/25/34	3,607	3,395,336
Series 2004-HE8, Class A4	0.918(a)	09/25/34	469	429,552
Series 2004-HE8, Class M1	1.118(a)	09/25/34	19,810	17,837,419
Series 2004-NC1, Class M1	1.208(a)	12/25/33	1,792	1,726,278
Series 2004-NC5, Class M1	1.058(a)	05/25/34	942	853,296
Series 2004-WMC2, Class M1	1.073(a)	07/25/34	2,050	1,950,607
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC3, Class M1	1.508(a)	03/25/33	1,004	963,154
Series 2003-NC3, Class M3	3.533(a)	03/25/33	135	101,715
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM2, Class M1	1.283(a)	05/25/32	940	878,435
Series 2002-AM3, Class A3	1.138(a)	02/25/33	2,205	2,085,907
Series 2002-AM3, Class M2	3.158(a)	02/25/33	369	307,937
Series 2002-NC5, Class M1	1.568(a)	10/25/32	953	891,042
Series 2002-NC5, Class M2	2.558(a)	10/25/32	192	159,322
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	1.283(a)	10/25/33	6,211	6,012,019
Series 2003-6, Class M1	1.238(a)	01/25/34	10,298	9,591,731
Series 2004-1, Class M1	1.043(a)	05/25/34	7,151	6,700,133
Series 2004-2, Class A4	1.258(a)	08/25/34	2,714	2,591,608
Series 2004-3, Class M1	1.088(a)	11/25/34	12,150	11,190,651
Series 2004-4, Class M1	0.923(a)	02/25/35	17,258	15,478,489

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Loan Trust,
Series 2002-6, Class M1	1.283%(a)	11/25/32	202	$184,227
Series 2003-2, Class A2	0.758(a)	04/25/33	1,607	1,471,735
Series 2003-5, Class A2	0.798(a)	08/25/33	672	629,218
Series 2003-6, Class A2	0.818(a)	11/25/33	1,908	1,774,263
Series 2004-1, Class M1	1.058(a)	01/25/34	2,114	1,969,520
Series 2004-2, Class M1	0.953(a)	05/25/34	5,583	4,889,033
Series 2005-3, Class M1	0.628(a)	08/25/35	2,460	2,284,804
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2	0.838(a)	09/25/34	1,049	1,035,318
Popular ABS Mortgage Pass-Through Trust,
Series 2004-4, Class M1	4.930	09/25/34	1,124	1,117,268
Series 2005-B, Class M1	0.638(a)	08/25/35	1,398	1,386,203
Series 2006-B, Class A3	0.438(a)	05/25/36	2,002	1,809,450
Quest Trust, Series 2006-X2, Class A2, 144A	0.448(a)	08/25/36	6,000	3,773,178
Renaissance Home Equity Loan Trust,
Series 2003-1, Class A	1.018(a)	06/25/33	407	383,769
Series 2004-1, Class M2	1.408(a)	05/25/34	408	281,232
Residential Asset Mortgage Product,
Series 2004-RS3, Class AI4	5.335	03/25/34	736	782,384
Series 2004-RS8, Class AI5	5.980	08/25/34	14,000	14,552,522
Residential Asset Securities Corp.,
Series 2003-KS11, Class AI5	5.550	01/25/34	4,600	4,824,715
Series 2004-KS1, Class AI5	5.221	02/25/34	4,000	4,233,972
Series 2004-KS3, Class AI5	4.770	04/25/34	7,750	8,129,200
Series 2004-KS5, Class AI5	5.600	06/25/34	10,308	10,614,343
Series 2005-KS3, Class M3	0.588(a)	04/25/35	2,476	2,451,750
Series 2006-KS1, Class A4	0.458(a)	02/25/36	470	454,080
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.253(a)	03/25/32	4,293	4,025,539
Saxon Asset Securities Trust,
Series 2001-2, Class M1	0.953(a)	03/25/31	688	574,840
Series 2001-3, Class M1	1.328(a)	07/25/31	270	245,081
Series 2003-2, Class AF5	5.022	08/25/32	2,609	2,661,479
Series 2003-3, Class M2	2.558(a)	12/25/33	133	113,340

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2004-2, Class AF3	4.922%(a)	08/25/35	4,648	$4,694,854
Series 2005-3, Class M1	0.618(a)	11/25/35	7,309	6,954,462
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.938(a)	02/25/34	6,208	5,582,714
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1	1.358(a)	01/25/34	471	449,441
Series 2003-BC3, Class M1	1.133(a)	08/25/34	7,387	7,056,428
Series 2004-BC1, Class M1	0.923(a)	02/25/35	1,736	1,641,562
Series 2004-BC4, Class A1B	0.958(a)	10/25/35	832	750,254
Series 2006-BC1, Class A2C	0.358(a)	12/25/36	470	462,916
Structured Asset Investment Loan Trust,
Series 2003-BC1, Class A2	0.838(a)	01/25/33	261	253,597
Series 2003-BC10, Class A4	1.158(a)	10/25/33	10,030	9,449,036
Series 2004-2, Class A4	0.863(a)	03/25/34	14,910	14,040,811
Series 2004-4, Class A4	0.958(a)	04/25/34	3,782	3,451,764
Series 2004-7, Class A8	1.358(a)	08/25/34	1,400	1,268,071
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.358(a)	12/25/35	598	545,946
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	0.578(a)	10/25/34	45	43,156
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class 1A	0.458(a)	04/25/34	4,146	3,979,048
Series 2004-1, Class 2A1	0.458(a)	04/25/34	4,228	4,018,725

				555,530,479

TOTAL ASSET-BACKED SECURITIES (cost $1,336,142,338)				1,409,224,172

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.1%
Banc of America Commercial Mortgage Trust,
Series 2006-1, Class A1A	5.378(a)	09/10/45	16,096	17,301,687
Series 2007-2, Class A1A	5.584(a)	04/10/49	10,355	11,253,278
Series 2007-2, Class A2	5.634(a)	04/10/49	407	407,224

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-2, Class A2FL, 144A	0.311%(a)	04/10/49	4,040	$3,916,395
Series 2007-5, Class A3	5.620	02/10/51	4,557	4,571,243
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668	07/10/43	22,344	23,336,543
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736	06/11/50	13,745	14,396,979
Boca Hotel Portfolio Trust 2013-BOCA, Class A, 144A	1.310(a)	08/15/26	11,662	11,684,326
CD Mortgage Trust, Series 2006-CD2, Class A4	5.307(a)	01/15/46	15,705	16,789,540
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A3	5.431	10/15/49	5,636	5,652,973
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A1A	5.199	08/15/48	11,641	12,605,913
Series 2006-C1, Class A4	5.223	08/15/48	3,448	3,718,074
COMM Mortgage Trust,
Series 2006-C7, Class A4	5.752(a)	06/10/46	13,100	14,296,515
Series 2013-CR12, Class A2	2.904	10/10/46	3,500	3,607,405
Commercial Mortgage Trust,
Series 2005-GG5, Class A5	5.224(a)	04/10/37	10,000	10,526,560
Series 2007-GG9, Class A2	5.381	03/10/39	11,497	11,751,313
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.464(a)	02/15/39	3,580	3,845,557
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832	04/15/37	22,020	22,794,862
GS Mortgage Securities Trust,
Series 2006-GG6, Class A2	5.506(a)	04/10/38	146	145,611
Series 2006-GG6, Class A4	5.553(a)	04/10/38	3,510	3,772,706
Series 2006-GG8, Class A4	5.560	11/10/39	37,086	40,674,627
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272	07/15/45	10,000	10,169,360
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class A3A1	5.244(a)	01/12/43	1,204	1,222,809
Series 2005-LDP5, Class A3	5.270(a)	12/15/44	3,011	3,054,241
Series 2006-CB14, Class A4	5.481(a)	12/12/44	10,510	11,191,069
Series 2007-LD11, Class A2	5.798(a)	06/15/49	6,290	6,335,628

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-LD11, Class A2FL	0.300%(a)	06/15/49	20,074	$19,892,351
Series 2011-C5, Class A2	3.149	08/15/46	9,649	10,070,592
Series 2013-INN, Class A, 144A	1.560(a)	10/15/30	18,700	18,709,425
ML-CFC Commercial Mortgage Trust,
Series 2006-1, Class A4	5.469(a)	02/12/39	4,953	5,297,099
Series 2006-4, Class A2FL	0.280(a)	12/12/49	5,015	5,002,139
Series 2006-4, Class A3	5.172	12/12/49	7,000	7,590,520
Series 2007-6, Class A2	5.331	03/12/51	803	804,449
Series 2007-6, Class A2FL, 144A	0.310(a)	03/12/51	21,996	21,875,877
Series 2007-8, Class ASB	5.827(a)	08/12/49	1,219	1,249,544
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2	1.972	08/15/45	24,000	24,496,152
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	0.320(a)	04/15/49	11,217	11,025,210
SCG Trust, Series 2013-SRP1, Class A, 144A	1.560(a)	11/15/26	9,000	9,013,662
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533	12/10/45	21,000	20,585,166
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4	5.292(a)	12/15/44	1,315	1,397,470
Series 2006-C23, Class A4	5.418(a)	01/15/45	11,907	12,661,173
Series 2006-C23, Class A5	5.416(a)	01/15/45	9,500	10,232,802
Series 2006-C25, Class A5	5.726(a)	05/15/43	10,700	11,677,702
Series 2006-C27, Class A1A	5.749(a)	07/15/45	26,692	29,226,807
Series 2006-C27, Class A3	5.765(a)	07/15/45	23,210	25,000,402
Series 2006-C28, Class A1A	5.559	10/15/48	10,310	11,222,342
Series 2006-C28, Class A4	5.572	10/15/48	11,992	13,120,387
Series 2007-C30, Class A3	5.246	12/15/43	553	553,953
Series 2007-C34, Class A1A	5.608(a)	05/15/46	17,034	18,711,838

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $560,130,970)				558,439,500

CORPORATE BONDS 39.9%

Automotive 4.1%
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes	0.740(a)	10/07/16	7,000	7,048,335
Sr. Unsec’d. Notes, 144A	0.612(a)	05/26/16	22,500	22,565,048

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	0.842%(a)	01/09/15	11,700	$11,741,980
Gtd. Notes, 144A	1.250	01/11/16	28,000	28,182,168
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	1.150	09/15/15	15,000	15,064,695
Volkswagen International Finance Nv (Germany),
Gtd. Notes, 144A	0.676(a)	11/18/16	50,000	50,124,300
Gtd. Notes, 144A	0.996(a)	03/21/14	15,000	15,012,600

				149,739,126

Banking 11.9%
American Express Credit Corp.,
Sr. Unsec’d. Notes	0.746(a)	07/29/16	15,300	15,372,461
Sr. Unsec’d. Notes, MTN	1.342(a)	06/12/15	35,000	35,451,920
Bank of America Corp., Sr. Unsec’d. Notes	3.700	09/01/15	30,000	31,289,220
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.300	07/15/16	50,000	50,419,000
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes	0.467(a)	10/23/15	15,000	15,010,125
Sr. Unsec’d. Notes	0.700	10/23/15	20,000	20,035,820
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.759(a)	07/15/16	25,000	25,104,725
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	0.757(a)	07/18/16	25,000	25,105,075
Citigroup, Inc., Sr. Unsec’d. Notes	2.250	08/07/15	30,000	30,627,120
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	1.238(a)	02/07/14	25,000	25,001,075
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.899(a)	10/15/15	25,000	25,134,775
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN	0.463(a)	12/16/15	20,000	20,011,200
Sr. Unsec’d. Notes, MTN	0.612(a)	03/08/16	26,000	26,070,382
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550	09/18/15	25,000	25,570,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	0.418%(a)	05/01/15	30,000	$30,022,320
Wells Fargo & Co.,
Sr. Unsec’d. Notes	1.166(a)	06/26/15	10,000	10,112,970
Sr. Unsec’d. Notes	1.500	07/01/15	30,000	30,404,400

				440,742,588

Brokerage 0.5%
BlackRock, Inc., Sr. Unsec’d. Notes	1.375	06/01/15	7,200	7,296,336
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000	05/25/10	50,000	10,750,000

				18,046,336

Cable 1.0%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	0.776(a)	04/15/16	35,000	35,152,530

Capital Goods 1.8%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	1.375	05/20/14	25,000	25,082,825
John Deere Capital Corp., Unsec’d. Notes	0.750	01/22/16	20,000	20,066,420
United Technologies Corp., Sr. Unsec’d. Notes	0.739(a)	06/01/15	20,000	20,124,740

				65,273,985

Chemicals 1.6%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	0.666(a)	03/25/14	40,000	40,024,600
Ecolab, Inc., Sr. Unsec’d. Notes	2.375	12/08/14	17,772	18,034,919

				58,059,519

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric 0.8%
Georgia Power Co., Sr. Unsec’d. Notes	0.563%(a)	03/15/16	20,000	$20,000,940
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.200	06/01/15	10,000	10,057,800

				30,058,740

Energy-Integrated 0.8%
Chevron Corp., Sr. Unsec’d. Notes	0.889	06/24/16	8,700	8,740,960
Total Capital Canada Ltd. (France), Gtd. Notes	0.619(a)	01/15/16	20,000	20,091,580

				28,832,540

Foods 2.5%
General Mills, Inc., Sr. Unsec’d. Notes	0.536(a)	01/29/16	25,000	25,009,850
Kellogg Co., Sr. Unsec’d. Notes	0.469(a)	02/13/15	23,000	23,023,759
PepsiCo, Inc., Sr. Notes	0.447(a)	02/26/16	20,000	20,000,300
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	1.850	01/15/15	23,000	23,261,671

				91,295,580

Healthcare & Pharmaceutical 4.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes	0.413(a)	12/11/14	5,000	5,006,530
Sr. Unsec’d. Notes	0.950	06/01/16	10,000	10,032,200
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	0.700	03/18/16	37,500	37,539,638
McKesson Corp., Sr. Unsec’d. Notes	0.950	12/04/15	5,000	5,008,175
Merck & Co, Inc, Sr. Unsec’d. Notes	0.429(a)	05/18/16	40,000	40,080,840
Quest Diagnostics, Inc., Gtd. Notes	1.098(a)	03/24/14	20,000	20,015,540

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Sanofi (France), Sr. Unsec’d. Notes	0.557%(a)	03/28/14	30,000	$30,013,170

				147,696,093

Insurance 0.9%
New York Life Global Funding, Sr. Sec’d. Notes, 144A	3.000	05/04/15	13,025	13,431,015
Principal Life Global Funding II, Sec’d. Notes, 144A	0.606(a)	05/27/16	20,000	20,032,620

				33,463,635

Lodging 0.5%
Carnival Corp., Gtd. Notes	1.200	02/05/16	17,000	17,063,903

Metals 1.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	0.508(a)	02/18/14	30,000	30,003,060
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050	10/23/15	30,000	30,349,980

				60,353,040

Non-Captive Finance 1.3%
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN	0.839(a)	01/08/16	20,000	20,148,120
Sr. Unsec’d. Notes, MTN	1.000	01/08/16	25,000	25,162,475
Sr. Unsec’d. Notes, MTN	1.047(a)	12/29/14	1,000	1,003,246

				46,313,841

Oil & Gas Equipment & Services 1.3%
Cameron International Corp., Sr. Unsec’d. Notes	1.150	12/15/16	12,000	11,979,888
Devon Energy Corp., Sr. Unsec’d. Notes	0.694(a)	12/15/15	35,000	35,032,480

				47,012,368

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other 0.5%
TransCanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	0.750%	01/15/16	20,000	$20,015,540

Retailers 0.9%
CVS Caremark Corp., Sr Unsec’d. Notes	1.200	12/05/16	25,000	25,118,525
Walgreen Co., Sr. Unsec’d. Notes	0.744(a)	03/13/14	10,000	10,000,650

				35,119,175

Technology 1.3%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes	0.638(a)	05/30/14	8,250	8,256,155
Sr. Unsec’d. Notes	1.550	05/30/14	10,000	10,030,890
International Business Machines Corp., Sr. Unsec’d. Notes	0.550	02/06/15	30,000	30,111,270

				48,398,315

Telecommunications 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	0.624(a)	02/12/16	37,000	36,974,470
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.773(a)	09/15/16	10,000	10,295,160
Sr. Unsec’d. Notes	2.500	09/15/16	30,000	31,038,930

				78,308,560

Tobacco 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	1.400	06/05/15	20,000	20,209,540

TOTAL CORPORATE BONDS (cost $1,499,276,009)				1,471,154,954

MUNICIPAL BONDS 1.1%
Port Authority of New York & New Jersey, Rev. Bonds, 176th Series	0.500	12/01/14	6,300	6,319,404

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
University of California, Fltg. Rate Notes, Taxable, Series Y-1	0.750%(a)	07/01/41	33,775	$33,776,351

TOTAL MUNICIPAL BONDS (cost $40,112,452)				40,095,755

U.S. TREASURY OBLIGATION 0.3%
U.S. Treasury Notes (cost $10,234,076)	2.375	02/28/15(c)	10,000	10,234,770

TOTAL LONG-TERM INVESTMENTS (cost $3,445,895,845)				3,489,149,151

			Shares
SHORT-TERM INVESTMENTS 5.7%

AFFILIATED MONEY MARKET MUTUAL FUND 1.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $67,872,280)(d)			67,872,280	67,872,280

			Principal Amount (000)#
COMMERCIAL PAPER(e) 0.8%
Pentair Finance SA, 144A (cost $27,992,767)	0.300	03/04/14	28,000	27,992,160

TIME DEPOSITS 2.7%
ERP Operating Ltd. Partnership	0.380	02/07/14	25,000	25,000,000
KIMCO Realty Corp.	0.380	02/14/14(f)	25,000	25,000,000
UDR, Inc.	0.380	02/21/14(f)	50,000	50,000,000

TOTAL TIME DEPOSITS (cost $100,000,000)				100,000,000

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

U.S. GOVERNMENT AGENCY OBLIGATION 0.4%
Federal Home Loan Mortgage Corp. (cost $15,015,359)	0.350%	12/05/14(c)	15,000	$15,025,140

TOTAL SHORT-TERM INVESTMENTS (cost $210,880,406)				210,889,580

TOTAL INVESTMENTS 100.3% (cost $3,656,776,251; Note 5)				3,700,038,731
Liabilities in excess of other assets(g) (0.3)%				(12,199,384)

NET ASSETS 100.0%				$3,687,839,347

The following abbreviations are used in the Portfolio descriptions:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

CMBS—Collateralized Mortgage-Backed Security

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(b)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at January 31, 2014.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Interest rate swap agreements outstanding at January 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
20,000	03/03/14	2.158%	3 month LIBOR(1)	$(206,295)	$—	$(206,295)	Barclays Capital Group
50,000	12/15/14	2.606%	3 month LIBOR(1)	(1,215,908)	641	(1,216,549)	Barclays Capital Group
50,000	01/23/15	0.698%	3 month LIBOR(1)	(211,375)	—	(211,375)	Bank of Nova Scotia
40,000	02/03/15	0.575%	3 month LIBOR(1)	(209,963)	—	(209,963)	Bank of Nova Scotia
25,000	06/22/15	0.640%	3 month LIBOR(1)	(120,288)	—	(120,288)	Bank of Nova Scotia
30,000	08/02/15	0.484%	3 month LIBOR(1)	(119,572)	—	(119,572)	Bank of Nova Scotia
35,000	11/13/15	0.453%	3 month LIBOR(1)	(49,498)	—	(49,498)	Morgan Stanley
20,000	12/07/15	0.757%	3 month LIBOR(1)	(141,625)	—	(141,625)	Bank of Nova Scotia
25,000	12/15/15	2.938%	3 month LIBOR(1)	(1,264,559)	—	(1,264,559)	Morgan Stanley
60,000	01/14/16	0.508%	3 month LIBOR(1)	(84,783)	—	(84,783)	Morgan Stanley
25,000	02/01/16	0.588%	3 month LIBOR(1)	(126,166)	—	(126,166)	Royal Bank of Scotland Group PLC
25,000	03/04/16	0.505%	3 month LIBOR(1)	(54,535)	—	(54,535)	Bank of America
50,000	03/15/16	0.546%	3 month LIBOR(1)	(147,718)	—	(147,718)	Deutsche Bank
25,000	04/13/16	0.925%	3 month LIBOR(1)	(292,364)	—	(292,364)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 month LIBOR(1)	(86,910)	—	(86,910)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 month LIBOR(1)	(139,150)	—	(139,150)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 month LIBOR(1)	(47,687)	—	(47,687)	Bank of Nova Scotia

See Notes to Financial Statements.

34

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
25,000	06/06/16	0.499%	3 month LIBOR(1)	$29,898	$—	$29,898	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 month LIBOR(1)	(31,666)	—	(31,666)	Bank of Nova Scotia
20,000	11/13/16	0.598%	3 month LIBOR(1)	61,905	—	61,905	Morgan Stanley
25,000	12/06/16	0.575%	3 month LIBOR(1)	119,256	—	119,256	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 month LIBOR(1)	(564,614)	—	(564,614)	Barclays Capital Group
13,000	05/16/18	4.531%	3 month LIBOR(1)	(1,867,113)	—	(1,867,113)	Barclays Capital Group
20,000	02/18/20	4.762%	3 month LIBOR(1)	(3,677,920)	—	(3,677,920)	Royal Bank of Scotland Group PLC
20,000	06/01/20	1.235%	3 month LIBOR(1)	970,001	—	970,001	Bank of Nova Scotia
10,000	12/15/20	3.855%	3 month LIBOR(1)	(1,131,366)	—	(1,131,366)	Morgan Stanley

				$(10,610,015)	$641	$(10,610,656)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
25,000	04/28/16	0.557%	3 month LIBOR(1)	$213	$(13,150)	$(13,363)
25,000	05/02/16	0.536%	3 month LIBOR(1)	212	1,378	1,166
40,000	07/15/16	0.800%	3 month LIBOR(1)	—	(188,332)	(188,332)
30,000	09/13/16	1.036%	3 month LIBOR(1)	285	(286,302)	(286,587)
20,000	12/13/16	0.726%	3 month LIBOR(1)	200	21,406	21,206
9,650	06/18/20	1.743%	3 month LIBOR(1)	—	185,403	185,403

				$910	$(279,597)	$(280,507)

(1)	The Series pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$853,693,693	$—
Residential Mortgage-Backed Securities	—	555,530,479	—
Commercial Mortgage-Backed Securities	—	558,439,500	—
Corporate Bonds	—	1,471,154,954	—
Municipal Bonds	—	40,095,755	—
U.S. Treasury Obligation	—	10,234,770	—
Affiliated Money Market Mutual Fund	67,872,280	—	—
Commercial Paper	—	27,992,160	—
Time Deposits	—	100,000,000	—
U.S. Government Agency Obligation	—	15,025,140	—
Other Financial Instruments*
Interest Rate Swaps	—	(10,891,163)	—

Total	$67,872,280	$3,621,275,288	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

See Notes to Financial Statements.

36

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 was as follows:

Non-Residential Mortgage-Backed Securities	23.1%
Commercial Mortgage-Backed Securities	15.1
Residential Mortgage-Backed Securities	15.1
Banking	11.9
Automotive	4.1
Healthcare & Pharmaceutical	4.0
Time Deposits	2.7
Foods	2.5
Telecommunications	2.1
Affiliated Money Market Mutual Fund	1.8
Capital Goods	1.8
Metals	1.6
Chemicals	1.6
Technology	1.3
Oil & Gas Equipment & Services	1.3
Non-Captive Finance	1.3
Municipal Bonds	1.1
Cable	1.0%
Retailers	0.9
Insurance	0.9
Electric	0.8
Energy—Integrated	0.8
Commercial Paper	0.8
Tobacco	0.5
Pipelines & Other	0.5
Brokerage	0.5
Lodging	0.5
U.S. Government Agency Obligation	0.4
U.S. Treasury Obligation	0.3

100.3
Liabilities in excess of other assets	(0.3)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker— variation margin	$207,775	*	Due to broker— variation margin	$488,282	*
Interest rate contracts	Premiums paid for swap agreements	641		—	—
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,181,060		Unrealized depreciation on over-the-counter swap agreements	11,791,716

Total		$1,389,476			$12,279,998

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2014 continued

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(7,180,948)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$4,763,182

For the year ended January 31, 2014, the Fund’s average notional amount for interest rate swaps was $767,710,000.

See Notes to Financial Statements.

38

The Fund invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar arrangements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Exchange-traded and cleared derivatives	$—	$—	$—	$—
Over-the-counter derivatives*	1,181,060	—	—	1,181,060

				1,181,060

Liabilities:
Exchange-traded and cleared derivatives	(93,297)	—	—	(93,297)
Over-the-counter derivatives*	(11,791,716)	—	—	(11,791,716)

				(11,885,013)

Collateral Amounts Pledged/(Received):
Exchange-traded and cleared derivatives				—
Over-the-counter derivatives				9,991,363

Net Amount				$(712,590)

*	Over-the-counter derivatives may consist of forward foreign currency exchange contracts, options contracts and swap agreements. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation) by counterparty, see the Portfolio of Investments.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Prudential Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of January 31, 2014

Assets
Investments at value:
Unaffiliated Investments (cost $3,588,903,971)	$3,632,166,451
Affiliated Investments (cost $67,872,280)	67,872,280
Cash	156,310
Dividends and interest receivable	6,498,365
Receivable for Fund shares sold	4,136,134
Unrealized appreciation on over-the-counter swap agreements	1,181,060
Prepaid expenses	23,987
Premium paid for swap agreements	641

Total assets	3,712,035,228

Liabilities
Unrealized depreciation on over-the-counter swap agreements	11,791,716
Payable for investments purchased	7,999,863
Dividends payable	4,161,601
Due to broker—variation margin	93,297
Accrued expenses and other liabilities	75,603
Management fee payable	57,134
Affiliated transfer agent fee payable	16,667

Total liabilities	24,195,881

Net Assets	$3,687,839,347

Net assets were comprised of:
Shares of beneficial interest, at par	$395,236
Paid-in capital in excess of par	3,943,936,331

3,944,331,567
Undistributed net investment income	3,743,315
Accumulated net realized loss on investment transactions	(292,606,852)
Net unrealized appreciation on investments	32,371,317

Net Assets, January 31, 2014	$3,687,839,347

Net asset value and redemption price per share ($3,687,839,347 ÷ 395,236,125 shares of $.001 par value common stock issued and outstanding)	$9.33

See Notes to Financial Statements.

40

Prudential Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2014

Net Investment Income
Income
Interest income	$74,439,349
Affiliated dividend income	71,217

Total income	74,510,566

Expenses
Management fee	661,374
Custodian’s fees and expenses	106,000
Transfer agent’s fees and expenses (including affiliated expense of $101,000) (Note 3)	101,000
Insurance expenses	52,000
Audit fee	32,000
Legal fees and expenses	22,000
Trustees’ fees	11,000
Shareholders’ reports	8,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	14,822

Total expenses	1,012,196

Net investment income	73,498,370

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(5,915,999)
Swap agreements transactions	(7,180,948)

(13,096,947)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,903,229)
Swap agreements	4,763,182

1,859,953

Net loss on investment transactions	(11,236,994)

Net Increase In Net Assets Resulting From Operations	$62,261,376

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	41

Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2014	2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$73,498,370	$62,902,174
Net realized loss on investment transactions	(13,096,947)	(13,492,085)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	1,859,953	161,563,737

Net increase in net assets resulting from operations	62,261,376	210,973,826

Dividends from net investment income (Note 1)	(50,661,292)	(50,600,611)

Fund share transactions (Note 6)
Net proceeds from shares sold	—	—
Net asset value of shares issued in reinvestment of dividends	50,635,759	50,600,701
Cost of shares reacquired	(64,500,000)	(61,200,000)

Net decrease in net assets from Fund share transactions	(13,864,241)	(10,599,299)

Total increase (decrease)	(2,264,157)	149,773,916

Net Assets:
Beginning of year	3,690,103,504	3,540,329,588

End of year(a)	$3,687,839,347	$3,690,103,504

(a) Includes undistributed net investment income of:	$3,743,315	$3,592,612

See Notes to Financial Statements.

42

Notes to Financial Statements

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

The Core Fund consists of six separate series—the Prudential Core Taxable Money Market Fund (the “Money Market Fund”), the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadviser. At January 31, 2014, 100% of the shares outstanding were owned by such entities of which 3 shareholders held 76.2% of outstanding shares of the Short-Term Bond Fund. No single shareholder of the Money Market Fund held 5% or more of the outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The

Prudential Investment Portfolios 2	43

Notes to Financial Statements

continued

Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

44

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which

Prudential Investment Portfolios 2	45

Notes to Financial Statements

continued

are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Funds may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons positioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements: The Short-Term Bond Fund entered into interest rate swaps and may enter into credit default and total return and other forms of swap agreements. A

46

swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

Prudential Investment Portfolios 2	47

Notes to Financial Statements

continued

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Short-Term Bond may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed

48

amount. The Fund is subject to risk exposure associated with the referenced asset in the normal course of pursuing its investment objectives. The Short-Term Bond may enter into total return swaps to manage their exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Short-Term Bond Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a

Prudential Investment Portfolios 2	49

Notes to Financial Statements

continued

specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2014, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded

50

on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Witholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Under a management agreement with the Core Fund, PI manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. The Core Fund reimburses PI for its costs and expenses incurred in managing each Fund’s investment operations and

Prudential Investment Portfolios 2	51

Notes to Financial Statements

continued

administering its business affairs. The costs are accrued daily and payable monthly. For the year ended January 31, 2014, the costs were at an effective annual rate of .005% for the Money Market Fund and .018% for the Short-Term Bond Fund.

PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Core Fund. PIM is obligated to keep certain books and records of the Core Fund. For its services, PIM is reimbursed by PI for direct costs, excluding profit and overhead, incurred by PIM in furnishing services to PI.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Short-Term Bond Fund invests in the Money Market Fund. Earnings from the Money Market Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of portfolio securities, other than short-term investments, for the year ended January 31, 2014, were $1,856,663,053 and $1,855,517,736, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net

52

investment income, accumulated net realized gain/loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain/loss on investment transactions. For the year ended January 31, 2014, the adjustments for the Taxable Money Market Fund were to increase undistributed net investment income and decrease accumulated net realized gain on investments by $958,514 due to reclassification of dividends. For the year ended January 31, 2014, the adjustments for the Short-Term Bond Fund were to decrease undistributed net investment income and decrease accumulated net realized loss on investment transactions by $22,686,375 due to reclassification of paydown gains/losses and swap income. Net investment income, net realized gain/loss on investments and net assets were not affected by this change.

The tax character of distributions paid during the year ended January 31, 2014 were as follows:

Fund	Ordinary Income	Total Distributions
Taxable Money Market Fund	$55,563,341	$55,563,341
Short-Term Bond Fund	$50,661,292	$50,661,292

The tax character of distributions paid during the year ended January 31, 2013 were as follows:

Fund	Ordinary Income	Total Distributions
Taxable Money Market Fund	$72,132,423	$72,132,423
Short-Term Bond Fund	$50,600,611	$50,600,611

As of January 31, 2014, the accumulated undistributed earnings on a tax basis were as follows:

Fund	Accumulated Ordinary Income
Taxable Money Market Fund*	$4,434,485
Short-Term Bond Fund**	$6,285,412

*	Includes a timing difference of $4,416,568 for dividends payable.
**	Includes a timing difference of $4,161,601 for dividends payable.

Prudential Investment Portfolios 2	53

Notes to Financial Statements

continued

The United States federal income tax basis of the investments and the net unrealized appreciation for the Short-Term Bond Fund as of January 31, 2014 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$3,656,776,251	$104,542,076	$(61,279,596)	$43,262,480	$(9,271,658)	$33,990,822

The difference between book basis and tax basis and other cost basis adjustments was primarily attributable to appreciation (depreciation) of swaps.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Core Funds are permitted to carryforward capital losses realized on or after February 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Short-Term Bond Fund utilized approximately $9,589,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended January 31, 2014. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2014, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	$645,000
Expiring 2017	115,725,000
Expiring 2018	157,486,000
Expiring 2019	18,751,000

$292,607,000

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

54

Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2014:
Shares sold	293,351,767,986	$293,351,753,554	—	$—
Shares issued in reinvestment of distributions	56,367,576	56,367,576	5,437,652	50,635,759
Shares reacquired	(288,153,420,733)	(288,153,406,333)	(6,940,175)	(64,500,000)

Net increase (decrease) in shares outstanding	5,254,714,829	$5,254,714,797	(1,502,523)	$(13,864,241)

Year ended January 31, 2013:
Shares sold	273,453,130,892	$273,453,130,892	—	$—
Shares issued in reinvestment of distributions	71,881,967	71,881,967	5,574,001	50,600,701
Shares reacquired	(271,709,910,377)	(271,709,910,377)	(6,692,219)	(61,200,000)

Net increase (decrease) in shares outstanding	1,815,102,482	$1,815,102,482	(1,118,218)	$(10,599,299)

Note 7. Borrowings and Overdrafts

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 13, 2013 through November 13, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 13, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2014.

Prudential Investment Portfolios 2	55

Financial Highlights

Prudential Core Taxable Money Market Fund
	Year Ended January 31,
	2014		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income and net realized gains	-	(a)	-	(a)	-	(a)	-	(a)	.01
Dividends and distributions to shareholders	-	(a)	-	(a)	-	(a)	-	(a)	(.01)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b):	.15%		.21%		.20%		.27%		.50%

Ratios/Supplemental Data:
Net assets, end of year (000)	$38,389,097		$33,134,378		$31,319,289		$20,569,201		$17,526,308
Average net assets (000)	$37,135,455		$33,655,642		$27,404,748		$20,000,768		$16,683,486
Ratios to average net assets:
Expenses	.01%		.01%		.01%		.01%		.01%
Net investment income	.15%		.21%		.19%		.27%		.48%

(a) Less than $.005 per share.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

56

Prudential Core Short-Term Bond Fund
		Year Ended January 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.30	$8.90	$9.01	$8.69	$7.40
Income (loss) from investment operations:
Net investment income	.19	.16	.15	.15	.17
Net realized and unrealized gain (loss) on investment transactions	(.03)	.37	(.14)	.29	1.25
Total from investment operations	.16	.53	.01	.44	1.42
Less Dividends
Dividends from net investment income	(.13)	(.13)	(.12)	(.12)	(.13)
Net asset value, end of year	$9.33	$9.30	$8.90	$9.01	$8.69
Total Return(a):	1.72%	5.97%	.12%	5.10%	19.41%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,687,839	$3,690,104	$3,540,330	$3,638,765	$3,500,360
Average net assets (000)	$3,680,946	$3,609,806	$3,598,740	$3,570,455	$3,189,152
Ratios to average net assets(b):
Expenses	.03%	.03%	.03%	.03%	.03%
Net investment income	2.00%	1.74%	1.62%	1.73%	2.12%
Portfolio turnover rate	52%	49%	31%	43%	39%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	57

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

We have audited the accompanying statements of assets and liabilities of Prudential Core Taxable Money Market Fund and Prudential Core Short-Term Bond Fund (hereafter referred to as the “Funds”), each a series of Prudential Investment Portfolios 2, including the portfolios of investments, as of January 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2014, and the results of their operations, the changes in their net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 26, 2014

58

Federal Income Tax Information

(Unaudited)

For the year ended January 31, 2014, the Taxable Money Market Fund and Short-Term Bond Fund both report 100% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after January 31, 2014. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2015, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2014.

Prudential Investment Portfolios 2	59

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (56) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (61) Board Member Portfolios Overseen: 67	Managing Director (since April 2008) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (61) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Investment Portfolios 2

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (57) Board Member Portfolios Overseen: 67	Retired; Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (68) Board Member Portfolios Overseen: 67	Retired (since February 2005); Formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (74) Board Member Portfolios Overseen: 67	Retired; Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (71) Board Member Portfolios Overseen: 67	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (62) Board Member Portfolios Overseen: 67	Retired; Formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1994).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (70) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

Visit our website at www.prudentialfunds.com

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Robin B. Smith (74) Board Member Portfolios Overseen: 67	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (70) Board Member Portfolios Overseen: 67	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (51) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Investment Portfolios 2

(1)	The year that each Board Member joined the Fund’s Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 2003; Robin B. Smith, 1999; Stephen G. Stoneburn, 1999; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (58) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Deborah A. Docs (56) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (55) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (39) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (51) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006

Visit our website at www.prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Amanda S. Ryan (36) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Bruce Karpati (44) Chief Compliance Officer	Chief Compliance Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, the Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (May 2013 - Present); formerly National Chief (May 2012 - May 2013) and Co-Chief (January 2010 - May 2012) of the Asset Management Unit, Division of Enforcement, of the U.S. Securities and Exchange Commission; Assistant Regional Director (January 2005 - January 2010) of the U.S. Securities and Exchange Commission.	Since 2013
Theresa C. Thompson (51) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
Grace C. Torres (54) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.	Since 1998
M. Sadiq Peshimam (50) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.	Since 2006
Peter Parrella (55) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Prudential Investment Portfolios 2

(1)	The year that each individual became a Fund officer is as follows:

Raymond A. O’Hara, 2012; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Amanda S. Ryan, 2012; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Grace C. Torres, 1999; M. Sadiq Peshimam, 2006; Peter Parrella, 2007; Richard W. Kinville, 2011.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2014 and January 31, 2013, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $56,775 and $54,500 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2014 and 2013. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2014 and 2013 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 21, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2014